Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 1,069	$ 778	[1]	$ 1,787
Trade and other receivables	1,069	1,057	[1]
Other financial assets – current	204	108
Other financial assets – non-current	527	429	[1]
Current indebtedness	(1,647)	0	[1]
Trade payables	(237)	(227)
Accruals	(834)	(950)
Other financial liabilities – current	(812)	(175)	[1]
Long-term indebtedness	(3,114)	(3,786)	[1]
Other financial liabilities – non-current	(233)	(234)	[1]
Total	(4,008)	(3,000)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	249	389
Trade and other receivables	0	0
Other financial assets – current	191	0
Other financial assets – non-current	400	235
Current indebtedness	0
Trade payables	0	0
Accruals	0	0
Other financial liabilities – current	(31)	(1)
Long-term indebtedness	0	0
Other financial liabilities – non-current	(29)	(19)
Total	780	604
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	0	0
Other financial assets – current	0	0
Other financial assets – non-current	42	99
Current indebtedness	0
Trade payables	0	0
Accruals	0	0
Other financial liabilities – current	0	0
Long-term indebtedness	0	0
Other financial liabilities – non-current	0	0
Total	42	99
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	820	389
Trade and other receivables	1,069	1,057
Other financial assets – current	13	108
Other financial assets – non-current	24	27
Current indebtedness	(1,647)
Trade payables	(237)	(227)
Accruals	(834)	(950)
Other financial liabilities – current	(781)	(174)
Long-term indebtedness	(3,114)	(3,786)
Other financial liabilities – non-current	(204)	(215)
Total	(4,891)	(3,771)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	0	0
Other financial assets – current	0	0
Other financial assets – non-current	61	68
Current indebtedness	0
Trade payables	0	0
Accruals	0	0
Other financial liabilities – current	0	0
Long-term indebtedness	0	0
Other financial liabilities – non-current	0	0
Total	$ 61	$ 68

[1]	Amounts have been reclassified to reflect the current presentation.